Schedule of Warrant Liability (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Total	$ 3,101,102
Note Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Total	82,352
Trading and Overallotment Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Total	$ 3,018,750